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                       MORGAN STANLEY EUROPEAN GROWTH FUND INC.
                            1221 Avenue of the Americas
                              New York, New York 10020
                                   (800) 869-6397


                                       December 31, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley European Growth Fund Inc.
     File 33-33530
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 27, 2002.

                                       Very truly yours,

                                       /s/Sheldon Winicour
                                       -------------------
                                       Sheldon Winicour
                                       Assistant Secretary


cc:  Barry Fink
     Larry Greene